CONTINGENT ASSETS & LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 399	$ 410